Investment and Fair Value Measurement	6 Months Ended
Jun. 30, 2025
Investment and Fair Value Measurement [Abstract]
INVESTMENT AND FAIR VALUE MEASUREMENT

4. INVESTMENT AND FAIR VALUE MEASUREMENT

Assets Measured at Fair Value on a Recurring Basis

The assets and liabilities carried at fair value measured on a recurring basis as of June 30, 2025 and December 31, 2024 were $nil and $nil respectively.

During the six months ended June 30, 2025 and 2024, there were no movement in Level 3 assets measured and recorded at fair value on a recurring basis.

Non-marketable investments

The Group’s non-marketable investments are investments in privately held companies without readily determinable fair values. The carrying value of the non-marketable investments are adjusted based on price changes from observable transactions of identical or similar securities of the same issuer (referred to as the measurement alternative) or for impairment if the carrying amount of the non-marketable investments may not be fully recoverable. Any changes in carrying value are recorded within other (expenses) income, net in the unaudited condensed consolidated statements of operations and comprehensive loss.

During the six months ended June 30, 2025 and 2024, there were no movement in annual upward or downwards adjustments and impairment recorded in other (expenses) income, net, and included as adjustments to the carrying value of non-marketable investments held as of June 30, 2025 and 2024 based on the observable price in an orderly transaction for the same or similar security of the same issuers.

During the six months ended June 30, 2025 and 2024, the Group did not sell any non-marketable investments or recorded any realized gains or losses for the non-marketable investments measured at fair value on a non-recurring basis.

The following table summarizes the total carrying value of the non-marketable investments held as of June 30, 2025 and December 31, 2024 including cumulative unrealized upward and downward adjustments and impairment made to the initial cost basis of the investments:

	June 30, 2025	December 31, 2024
	(Unaudited)
Initial cost basis	$4,079,707	$4,079,707
Upward adjustments	12,539,960	12,539,960
Downward adjustments and impairment	(1,520,821)	(1,520,821)
Total carrying value at the end of the period	$15,098,846	$15,098,846

The Group did not transfer any non-marketable investments into marketable securities during the six months ended June 30, 2025 and 2024.

For the six months ended June 30, 2025 and year ended December 31, 2024, one of the non-marketable investments with initial cost of $2.6 million and had a carrying value of $15.1 million was pledged for a convertible note issued to a related party (Note 15).

Equity method investment, fair value option

In December 2021, one of the Group’s subsidiaries, Libra Sciences Limited (“Libra”, formerly known as Aptorum Pharmaceutical Development Limited), issued Class A and Class B ordinary shares to various parties in exchange of licenses or cash. Each Class A share of Libra is entitled to 1 vote while each Class B share of Libra is entitled to 10 votes. Upon the share issuance, the Group was holding 97.27% economic interest and 31.51% voting power in Libra. The Group lost the controlling interest in Libra because it was transferred to a third party, and therefore deconsolidated Libra. However, the Group still owns 97.27% economic interest and 31.51% voting power, which is deemed as having significant influence over Libra. As a result, the Group’s investment in Libra is subject to the equity method of accounting. The Group assessed that the fair value option can better reflect the true value of Libra. Pursuant to ASC 825 – Financial Instruments (“ASC 825”), the Group elected to apply the fair value option for its investments in Libra and will remeasure its investments in Libra at fair value every reporting period. For the year ended December 31, 2023, the Group has determined that the carrying value of the investment is not recoverable and this condition is determined to be other-than-temporary. Consequently, an impairment for the investment of $77,200 has been recognized as of June 30, 2025 and December 31, 2024.